Guarantees and Contingent Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Guarantor Obligations [Line Items]
Obligations of insolvent insurance companies	$ 760	$ 724
Premium tax offsets	$ 3,600	$ 3,600